SEGMENT REPORTING (Tables) - Stardust Power Inc [Member]	3 Months Ended	10 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF EXPENSES WITH RELATED PARTIES

The Company incurred the following expenses with related parties, which were all affiliates of the Company:

	Three months ended March 31, 2024	Period from March 16, 2023 (inception) through March 31, 2023

Consulting expenses under contract due to:
VIKASA Capital Partners LLC	$-	$85,000
7636 Holdings LLC	-	11,806
Total consulting expenses	-	96,806

Other expenses paid on the Company’s behalf due to:
VIKASA Capital LLC	-	30,851
VIKASA Capital Partners LLC	-	4,198
Total other expenses paid on the Company’s behalf	-	35,049

Total	$-	$131,855

The Company incurred the following expenses from March 16, 2023 (inception) through December 31, 2023 with related parties, which were all affiliates of the Company:

Period from March 16, 2023 (inception) through December 31, 2023
Consulting expenses under contract due to:
VIKASA Capital Partners LLC	$980,000
7636 Holdings LLC	180,806
VIKASA Capital LLC	171,213
Total consulting expenses	1,332,019
Other expenses paid on Company’s behalf due to:
VIKASA Capital LLC	34,318
VIKASA Capital Partners LLC	9,868
Total other expenses paid on Company’s behalf	44,186
Total	$1,376,205

SCHEDULE OF RELATED PARTIES

	Three months ended March 31, 2024	Period from March 16, 2023 (inception) through March 31, 2023

Energy Transition Investors LLC	$-	$750,000
Vikasa Clean Energy I LP	-	160,000
Roshan Pujari	-	90,000
Notes obtained from related parties	$-	$1,000,000

Period from March 16, 2023 (inception) through December 31, 2023
Energy Transition Investors LLC	$750,000
Vikasa Clean Energy I LP	160,000
Roshan Pujari	90,000
Notes obtained and repaid to related parties	$1,000,000
Period from March 16, 2023 (inception) through December 31, 2023
Energy Transition Investors LLC	$5,333
Vikasa Clean Energy I LP	1,138
Roshan Pujari	640
Interest expense	$7,111